Accrued liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2019
Accrued liabilities and provisions
Schedule of accrued liabilities and provisions

			Environmental
	Asset retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2018	6,719,275	127,945	906,792	7,754,012
Increase in abandonment costs	2,188,928	—	—	2,188,928
Additions	112,486	58,913	90,854	262,253
Uses	(410,191)	(45,342)	(59,755)	(515,288)
Financial costs	226,803	—	3	226,806
Foreign currency translation	(5,240)	79	1,211	(3,950)
Transfers	3,359	(4,166)	6,334	5,527
Balance as of December 31, 2019	8,835,420	137,429	945,439	9,918,288
Current	589,411	28,662	171,224	789,297
Non-current	8,246,009	108,767	774,215	9,128,991
	8,835,420	137,429	945,439	9,918,288

			Environmental
	Asset retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2017	5,527,324	182,966	827,159	6,537,449
Increase in abandonment costs	1,062,280	—	—	1,062,280
Additions	71,015	61,851	174,780	307,646
Uses	(182,130)	(114,647)	(100,215)	(396,992)
Financial costs	186,518	—	—	186,518
Foreign currency translation	54,610	(2,368)	10,983	63,225
Transfers	(342)	143	(5,915)	(6,114)
Balance as of December 31, 2018	6,719,275	127,945	906,792	7,754,012
Current	549,678	88,623	176,108	814,409
Non–current	6,169,597	39,322	730,684	6,939,603
	6,719,275	127,945	906,792	7,754,012

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2016	5,064,660	209,932	643,278	5,917,870
Increase in abandonment costs	39,634	—	—	39,634
Additions (reversals)	110,587	(19,185)	106,532	197,934
Uses	(66,469)	(7,742)	(19,613)	(93,824)
Financial costs	379,891	—	(367)	379,524
Foreign currency translation	(979)	(39)	718	(300)
Transfers (1)	—	—	96,611	96,611
Balance as of December 31, 2017	5,527,324	182,966	827,159	6,537,449
Current	199,824	159,881	199,123	558,828
Non-current	5,327,500	23,085	628,036	5,978,621
	5,527,324	182,966	827,159	6,537,449

(1)Mainly includes transfers to liabilities associated with assets held for sale.

Schedule of contingent liabilities

The following is a summary of the main legal proceedings recognized in the consolidated statement of financial position, where the expectation of loss is probable and could imply an outflow of resources as of December 31, 2019 and 2018:

Proceedings	2019	2018

Provision to execute contracts	93,992	93,992
Controversy for breach of contract with firms Consulting Group and Industrial Consulting SAS. with the Refinería de Cartagena and payment was made in 2019	—	15,541

Schedule of unrecorded contingent liabilities

The following is a summary of the main contingent liabilities that have not been recognized in the statement of financial position as, according to the evaluations made by internal and external advisors of the Ecopetrol Business Group, the expectation of loss is not probable as of December 31, 2019 and 2018:

	2019		2018
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings

Constitutional action	14	1,092,228	13	1,075,965
Ordinary administrative	160	780,150	149	701,080
Ordinary labor	593	49,055	652	76,744
Ordinary civil	52	16,269	54	15,875
Arbitration	0	0	1	10,608
Special labor	13	720	14	1,056
Penal	1	595	1	0
Executive administrative	1	28	2	40
Guardianship	112	10	105	0
Executive civil	1	0	2	1,281
	947	1,939,055	993	1,882,649

Schedule of contingent assets

The following is a breakdown of the Ecopetrol Business Group’s principal contingent assets, where the associated contingent gain is likely, but not certain:

	2019		2018
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings

Ordinary administrative	35	373,555	47	229,935
Ordinary civil	75	86,363	40	12,101
Arbitration	1	67,232	1	261,754
Penal	156	60,177	189	58,481
Executive civil	61	4,912	65	3,569
Executive administrative	11	4,028	15	4,286
Ordinary labor	50	3,295	51	6,086
Special labor	57	307	59	320
Guardianship	4	—	6	—
	450	599,869	473	576,532